THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022


                    SUPPLEMENT DATED OCTOBER 19, 2006 TO THE
                         PROSPECTUS DATED APRIL 28, 2006



THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.



         On October 19, 2006 the Directors of The Needham Funds, Inc. elected Mr. John W. Larson to serve as a member of the Board. The following paragraph is added under the Management of the Funds section on page 17:

         John W. Larson - Mr. Larson is a partner at the law firm of Morgan, Lewis & Bockius LLP. Mr. Larson served as partner at the law firm of Brobeck, Phleger & Harrison LLP ("Brobeck") from 1969 until retiring in January 2003, except for the period from July 1971 to September 1973 when he was in government service as Assistant Secretary of the United States Department of the Interior and Counselor to George P. Shultz, Chairman of the Cost of Living Council. From 1988 until March 1996, Mr. Larson was Chief Executive Officer of Brobeck. Mr. Larson has served on the board of Sangamo BioSciences, Inc. since 1996. He also serves on the boards of several privately held companies. Mr. Larson holds an L.L.B. and a B.A., with distinction, in economics, from Stanford University.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

2



                             THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022

                    SUPPLEMENT DATED OCTOBER 19, 2006 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following is added to the table under the Management section on page 18:

NON-INTERESTED DIRECTOR
John W. Larson                Director          Indefinite;          Three       Partner  at   Morgan,   Lewis  &
445 Park Avenue                                 since 2006                       Bockius LLP.  Senior  Partner at
New York, NY  10022                                                              Brobeck,  Phleger & Harrison LLP
Age: 71                                                                          until  January  2003.  Director,
                                                                                 Sangamo BioSciences,  Inc. since
                                                                                 1996.

The following is deleted from the table under the Management section on page 19:

OFFICER
Alaina V. Metz                Assistant         One-year              Three      Vice President, Blue Sky
3435 Stelzer Road             Secretary         term; since                      Compliance, BISYS Fund
Columbus, OH 43219                              2005                             Services (since 2002); Chief
Age: 39                                                                          Administrative Officer, Blue
                                                                                 Sky Compliance, BISYS Fund
                                                                                 Services (1995-2002).

The following is added to the ownership table under Share Ownership on page 20:

John W. Larson*                                    None                                      None

* Mr. Larson was elected to the Board of Directors on October 19, 2006.

The following is added to the compensation table under Remuneration on page 21:

John W. Larson*                                     $0                                        $0

* Mr. Larson was elected to the Board of Directors on October 19, 2006.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.